Schedule of Investments Engine No. 1 Transform 500 ETF January 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 1.8%
Boeing Co.*	6,451	$1,374,063
General Dynamics Corp.	2,592	604,092
HEICO Corp.	456	77,953
HEICO Corp., Class A	805	107,612
Howmet Aerospace, Inc.	4,246	172,770
L3Harris Technologies, Inc.	2,192	470,885
Lockheed Martin Corp.	2,687	1,244,780
Northrop Grumman Corp.	1,669	747,779
Raytheon Technologies Corp.	16,934	1,690,859
Textron, Inc.	2,403	175,059
TransDigm Group, Inc.	594	426,344
		7,092,196
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	1,833	198,239
FedEx Corp.	2,755	534,084
United Parcel Service, Inc., Class B	8,407	1,557,229
		2,289,552
Airlines - 0.2%
Delta Air Lines, Inc.*	7,384	288,714
Southwest Airlines Co.	6,840	244,667
United Airlines Holdings, Inc.*	3,768	184,481
		717,862
Auto Components - 0.1%
Aptiv plc*	3,120	352,841
Automobiles - 1.7%
Ford Motor Co.	45,469	614,286
General Motors Co.	16,364	643,432
Lucid Group, Inc.*††	6,757	78,989
Rivian Automotive, Inc., Class A*	6,301	122,239
Tesla, Inc.*	30,923	5,356,483
		6,815,429
Banks - 3.8%
Bank of America Corp.	80,402	2,852,662
Citigroup, Inc.	22,314	1,165,237
Citizens Financial Group, Inc.	5,674	245,798
Fifth Third Bancorp	7,906	286,909
First Republic Bank	2,109	297,116
Huntington Bancshares, Inc.	16,621	252,141
JPMorgan Chase & Co.	33,792	4,729,527
KeyCorp	10,735	206,005
M&T Bank Corp.	1,989	310,284
PNC Financial Services Group, Inc. (The)	4,648	768,919
Regions Financial Corp.	10,763	253,361
Investments	Shares	Value
SVB Financial Group*	681	$205,962
Truist Financial Corp.	15,286	754,976
US Bancorp	15,580	775,884
Wells Fargo & Co.	43,901	2,057,640
		15,162,421
Beverages - 1.7%
Brown-Forman Corp., Class B	2,110	140,484
Coca-Cola Co.	44,841	2,749,651
Constellation Brands, Inc., Class A	1,868	432,479
Keurig Dr Pepper, Inc.	9,794	345,532
Monster Beverage Corp.*	4,385	456,391
PepsiCo, Inc.	15,873	2,714,600
		6,839,137
Biotechnology - 2.5%
AbbVie, Inc.	20,371	3,009,816
Alnylam Pharmaceuticals, Inc.*	1,417	320,809
Amgen, Inc.	6,145	1,550,998
Biogen, Inc.*	1,660	482,894
BioMarin Pharmaceutical, Inc.*	2,140	246,849
Gilead Sciences, Inc.	14,449	1,212,849
Horizon Therapeutics plc*	2,607	286,040
Incyte Corp.*	2,124	180,837
Moderna, Inc.*	3,807	670,260
Regeneron Pharmaceuticals, Inc.*	1,235	936,710
Seagen, Inc.*	1,583	220,797
Vertex Pharmaceuticals, Inc.*	2,957	955,407
		10,074,266
Building Products - 0.4%
Carrier Global Corp.	9,633	438,590
Johnson Controls International plc	7,934	551,969
Masco Corp.	2,599	138,267
Trane Technologies plc	2,654	475,384
		1,604,210
Capital Markets - 3.4%
Ameriprise Financial, Inc.	1,227	429,597
Bank of New York Mellon Corp. (The)	8,472	428,429
BlackRock, Inc., Class A	1,729	1,312,674
Blackstone, Inc.	8,086	775,933
Carlyle Group, Inc. (The)	2,514	90,429
Charles Schwab Corp. (The)	17,574	1,360,579
CME Group, Inc., Class A	4,143	731,902
FactSet Research Systems, Inc.	438	185,248
Goldman Sachs Group, Inc. (The)	3,899	1,426,293
Intercontinental Exchange, Inc.	6,434	691,977
KKR & Co., Inc.	6,644	370,802
LPL Financial Holdings, Inc.	914	216,728

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF January 31, 2023 (Unaudited)

Investments	Shares	Value
MarketAxess Holdings, Inc.	432	$157,183
Moody’s Corp.	1,816	586,114
Morgan Stanley	15,185	1,477,955
MSCI, Inc., Class A	919	488,504
Nasdaq, Inc.	3,911	235,403
Northern Trust Corp.	2,402	232,922
Raymond James Financial, Inc.	2,232	251,703
S&P Global, Inc.	3,836	1,438,269
State Street Corp.	4,226	385,961
T Rowe Price Group, Inc.	2,573	299,677
		13,574,282
Chemicals - 1.9%
Air Products & Chemicals, Inc.	2,554	818,584
Albemarle Corp.	1,345	378,550
Celanese Corp., Class A	1,146	141,187
CF Industries Holdings, Inc.	2,260	191,422
Corteva, Inc.	8,226	530,166
Dow, Inc.	8,104	480,972
DuPont de Nemours, Inc.	5,723	423,216
Eastman Chemical Co.	1,385	122,115
Ecolab, Inc.	2,852	441,575
FMC Corp.	1,449	192,905
International Flavors & Fragrances, Inc.	2,938	330,407
Linde plc	5,694	1,884,373
LyondellBasell Industries NV, Class A	2,929	283,205
Mosaic Co.	3,918	194,098
PPG Industries, Inc.	2,709	353,091
Sherwin-Williams Co.	2,716	642,578
Westlake Corp.	397	48,732
		7,457,176
Commercial Services & Supplies - 0.5%
Cintas Corp.	994	441,078
Copart, Inc.*	4,937	328,854
Republic Services, Inc., Class A	2,367	295,449
Rollins, Inc.	2,664	96,970
Waste Management, Inc.	4,299	665,183
		1,827,534
Communications Equipment - 0.8%
Arista Networks, Inc.*	2,849	359,031
Cisco Systems, Inc. (Delaware)	47,303	2,302,237
Motorola Solutions, Inc.	1,929	495,772
		3,157,040
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,649	250,961
Investments	Shares	Value
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	716	$257,502
Vulcan Materials Co.	1,532	280,862
		538,364
Consumer Finance - 0.6%
American Express Co.	6,890	1,205,267
Capital One Financial Corp.	4,396	523,124
Discover Financial Services	3,146	367,233
Synchrony Financial	5,194	190,776
		2,286,400
Containers & Packaging - 0.2%
Amcor plc	17,159	206,938
Avery Dennison Corp.	935	177,126
Ball Corp.	3,616	210,596
Crown Holdings, Inc.	1,380	121,661
International Paper Co.	4,103	171,587
		887,908
Distributors - 0.2%
Genuine Parts Co.	1,621	272,036
LKQ Corp.	2,927	172,576
Pool Corp.	448	172,753
		617,365
Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	5,004	354,183
Berkshire Hathaway, Inc., Class B*	20,756	6,465,909
		6,820,092
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	82,101	1,672,397
Verizon Communications, Inc.	48,387	2,011,448
		3,683,845
Electric Utilities - 1.8%
American Electric Power Co., Inc.	5,921	556,337
Avangrid, Inc.	805	33,947
Constellation Energy Corp.	3,770	321,807
Duke Energy Corp.	8,865	908,219
Edison International	4,397	302,953
Entergy Corp.	2,349	254,350
Evergy, Inc.	2,645	165,709
Eversource Energy	4,008	329,979
Exelon Corp.	11,445	482,865
FirstEnergy Corp.	6,252	256,019
NextEra Energy, Inc.	22,891	1,708,355
PG&E Corp.*	18,523	294,516
PPL Corp.	8,481	251,038
Southern Co.	12,540	848,707
Xcel Energy, Inc.	6,303	433,457
		7,148,258

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF January 31, 2023 (Unaudited)

Investments	Shares	Value
Electrical Equipment - 0.5%
AMETEK, Inc.	2,646	$383,458
Eaton Corp. plc	4,578	742,597
Emerson Electric Co.	6,812	614,579
Rockwell Automation, Inc.	1,320	372,280
		2,112,914
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	6,852	546,583
CDW Corp.	1,560	305,807
Corning, Inc.	8,770	303,530
Keysight Technologies, Inc.*	2,055	368,564
TE Connectivity Ltd.	3,665	466,005
Teledyne Technologies, Inc.*	541	229,525
Trimble, Inc.*	2,836	164,658
Zebra Technologies Corp., Class A*	594	187,811
		2,572,483
Energy Equipment & Services - 0.4%
Baker Hughes Co., Class A	11,538	366,216
Halliburton Co.	10,458	431,079
Schlumberger Ltd.	16,335	930,768
		1,728,063
Entertainment - 1.4%
Activision Blizzard, Inc.	8,205	628,257
Electronic Arts, Inc.	3,019	388,485
Live Nation Entertainment, Inc.*	1,650	132,809
Netflix, Inc.*	5,126	1,813,886
ROBLOX Corp., Class A*	4,170	155,166
Take-Two Interactive Software, Inc.*	1,819	205,965
Walt Disney Co.*	21,003	2,278,615
		5,603,183
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	1,719	276,312
American Tower Corp.	5,366	1,198,711
AvalonBay Communities, Inc.	1,609	285,501
Boston Properties, Inc.	1,641	122,320
Crown Castle, Inc.	4,989	738,921
Digital Realty Trust, Inc.	3,310	379,392
Equinix, Inc.	1,069	789,061
Equity Residential	3,921	249,572
Essex Property Trust, Inc.	745	168,422
Extra Space Storage, Inc.	1,543	243,532
Healthpeak Properties, Inc.	6,195	170,239
Invitation Homes, Inc.	6,679	217,068
Iron Mountain, Inc.	3,350	182,843
Mid-America Apartment Communities, Inc.	1,326	221,071
Investments	Shares	Value
Prologis, Inc.	10,635	$1,374,892
Public Storage	1,821	554,203
Realty Income Corp.	7,220	489,733
SBA Communications Corp., Class A	1,244	370,127
Simon Property Group, Inc.	3,768	484,037
Sun Communities, Inc.	1,426	223,682
Ventas, Inc.	4,603	238,481
VICI Properties, Inc., Class A	11,087	378,954
Welltower, Inc.	5,440	408,218
Weyerhaeuser Co.	8,479	291,932
WP Carey, Inc.	2,393	204,673
		10,261,897
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	5,100	2,606,813
Kroger Co.	7,501	334,770
Sysco Corp.	5,836	452,057
Walgreens Boots Alliance, Inc.	8,271	304,869
Walmart, Inc.	16,262	2,339,614
		6,038,123
Food Products - 1.1%
Archer-Daniels-Midland Co.	6,333	524,689
Bunge Ltd.	1,726	171,047
Campbell Soup Co.	2,309	119,906
Conagra Brands, Inc.	5,521	205,326
General Mills, Inc.	6,833	535,434
Hershey Co.	1,693	380,248
Hormel Foods Corp.	3,324	150,610
J M Smucker Co.	1,229	187,791
Kellogg Co.	2,949	202,242
Kraft Heinz Co.	9,169	371,620
McCormick & Co., Inc.	2,879	216,270
Mondelez International, Inc., Class A	15,735	1,029,699
Tyson Foods, Inc., Class A	3,340	219,605
		4,314,487
Gas Utilities - 0.0%†
Atmos Energy Corp.	1,611	189,357
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	20,083	2,220,177
Align Technology, Inc.*	836	225,494
Baxter International, Inc.	5,803	265,139
Becton Dickinson & Co.	3,283	828,038
Boston Scientific Corp.*	16,502	763,218
Cooper Cos, Inc. (The)	567	197,843
Dexcom, Inc.*	4,449	476,443
Edwards Lifesciences Corp.*	7,116	545,797

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF January 31, 2023 (Unaudited)

Investments	Shares	Value
Hologic, Inc.*	2,874	$233,857
IDEXX Laboratories, Inc.*	956	459,358
Insulet Corp.*	801	230,143
Intuitive Surgical, Inc.*	4,073	1,000,695
Medtronic plc	15,314	1,281,629
ResMed, Inc.	1,688	385,489
STERIS plc	1,150	237,487
Stryker Corp.	3,878	984,275
Teleflex, Inc.	540	131,447
Zimmer Biomet Holdings, Inc.	2,418	307,908
		10,774,437
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp., Class A	1,866	315,279
Cardinal Health, Inc.	3,019	233,218
Centene Corp.*	6,526	497,542
Cigna Corp.	3,523	1,115,628
CVS Health Corp.	15,138	1,335,474
Elevance Health, Inc.	2,749	1,374,473
HCA Healthcare, Inc.	2,440	622,371
Humana, Inc.	1,456	745,035
Laboratory Corp. of America Holdings	1,020	257,162
McKesson Corp.	1,637	619,899
Molina Healthcare, Inc.*	673	209,862
Quest Diagnostics, Inc.	1,311	194,657
UnitedHealth Group, Inc.	10,765	5,373,781
		12,894,381
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	1,616	275,609
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A*	4,587	509,662
Booking Holdings, Inc.*	446	1,085,609
Caesars Entertainment, Inc.*	2,469	128,536
Carnival Corp.*	11,536	124,820
Chipotle Mexican Grill, Inc., Class A*	318	523,549
Darden Restaurants, Inc.	1,408	208,342
Domino’s Pizza, Inc.	408	144,024
Expedia Group, Inc.*	1,734	198,196
Hilton Worldwide Holdings, Inc.	3,114	451,810
Las Vegas Sands Corp.*	3,782	223,138
Marriott International, Inc., Class A	3,098	539,610
McDonald’s Corp.	8,435	2,255,518
MGM Resorts International	3,668	151,892
Royal Caribbean Cruises Ltd.*	2,527	164,103
Starbucks Corp.	13,222	1,443,049
Yum! Brands, Inc.	3,244	423,374
		8,575,232
Investments	Shares	Value
Household Durables - 0.3%
DR Horton, Inc.	3,600	$355,284
Garmin Ltd.	1,764	174,424
Lennar Corp., Class A	2,935	300,544
NVR, Inc.*	35	184,450
		1,014,702
Household Products - 1.4%
Church & Dwight Co., Inc.	2,809	227,136
Clorox Co.	1,422	205,749
Colgate-Palmolive Co.	9,624	717,277
Kimberly-Clark Corp.	3,884	504,959
Procter & Gamble Co.	27,299	3,886,831
		5,541,952
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp. (The)	7,694	210,893
Industrial Conglomerates - 0.8%
3M Co.	6,368	732,829
General Electric Co.	12,592	1,013,404
Honeywell International, Inc.	7,748	1,615,304
		3,361,537
Insurance - 2.3%
Aflac, Inc.	6,517	479,000
Allstate Corp. (The)	3,058	392,861
American International Group, Inc.	8,557	540,974
Aon plc, Class A	2,383	759,414
Arch Capital Group Ltd.*	4,260	274,131
Arthur J Gallagher & Co.	2,428	475,208
Brown & Brown, Inc.	2,709	158,639
Chubb Ltd.	4,784	1,088,313
Cincinnati Financial Corp.	1,810	204,802
Hartford Financial Services Group, Inc. (The)	3,664	284,363
Markel Corp.*	154	216,983
Marsh & McLennan Cos, Inc.	5,710	998,736
MetLife, Inc.	7,588	554,076
Principal Financial Group, Inc.	2,620	242,481
Progressive Corp. (The)	6,738	918,726
Prudential Financial, Inc.	4,242	445,155
Travelers Cos, Inc. (The)	2,701	516,215
W R Berkley Corp.	2,360	165,530
Willis Towers Watson plc	1,249	317,483
		9,033,090

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF January 31, 2023 (Unaudited)

Investments	Shares	Value
Interactive Media & Services - 4.3%
Alphabet, Inc., Class A*	68,815	$6,801,674
Alphabet, Inc., Class C*	61,001	6,092,170
Match Group, Inc.*	3,219	174,212
Meta Platforms, Inc., Class A*	25,901	3,858,472
Pinterest, Inc., Class A*	6,768	177,931
Snap, Inc., Class A*	11,576	133,819
ZoomInfo Technologies, Inc., Class A*	3,107	87,711
		17,325,989
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	102,236	10,543,598
Coupang, Inc., Class A*	11,768	198,762
DoorDash, Inc., Class A*	3,027	175,324
eBay, Inc.	6,249	309,326
Etsy, Inc.*	1,447	199,078
MercadoLibre, Inc.*	535	632,204
		12,058,292
IT Services - 4.6%
Accenture plc, Class A	7,258	2,025,345
Akamai Technologies, Inc.*	1,814	161,355
Automatic Data Processing, Inc.	4,782	1,079,823
Block, Inc., Class A*	6,196	506,337
Broadridge Financial Solutions, Inc.	1,357	204,039
Cloudflare, Inc., Class A*	3,274	173,227
Cognizant Technology Solutions Corp., Class A	5,921	395,227
EPAM Systems, Inc.*	665	221,212
Fidelity National Information Services, Inc.	6,836	512,973
Fiserv, Inc.*	7,319	780,791
FleetCor Technologies, Inc.*	849	177,280
Gartner, Inc.*	908	307,031
Global Payments, Inc.	3,114	351,010
GoDaddy, Inc., Class A*	1,786	146,684
International Business Machines Corp.	10,413	1,402,943
Mastercard, Inc., Class A	9,781	3,624,839
MongoDB, Inc., Class A*	795	170,297
Paychex, Inc.	3,694	427,987
PayPal Holdings, Inc.*	13,129	1,069,882
Snowflake, Inc., Class A*	3,280	513,123
SS&C Technologies Holdings, Inc.	2,522	152,203
VeriSign, Inc.*	1,059	230,915
Visa, Inc., Class A	18,838	4,336,697
		18,971,220
Investments	Shares	Value
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	3,409	$518,441
Avantor, Inc.*	7,761	185,488
Bio-Rad Laboratories, Inc., Class A*	250	116,865
Danaher Corp.	7,546	1,995,011
Illumina, Inc.*	1,813	388,345
IQVIA Holdings, Inc.*	2,139	490,708
Mettler-Toledo International, Inc.*	258	395,493
PerkinElmer, Inc.	1,454	199,969
Thermo Fisher Scientific, Inc.	4,519	2,577,321
Waters Corp.*	685	225,077
West Pharmaceutical Services, Inc.	853	226,557
		7,319,275
Machinery - 1.7%
Caterpillar, Inc.	5,994	1,512,226
Cummins, Inc.	1,621	404,504
Deere & Co.	3,162	1,337,020
Dover Corp.	1,615	245,205
Fortive Corp.	4,076	277,290
IDEX Corp.	868	208,042
Illinois Tool Works, Inc.	3,221	760,285
Ingersoll Rand, Inc.	4,665	261,240
Otis Worldwide Corp.	4,799	394,622
PACCAR, Inc.	4,006	437,896
Parker-Hannifin Corp.	1,476	481,176
Stanley Black & Decker, Inc.	1,705	152,274
Westinghouse Air Brake Technologies Corp.	2,097	217,690
Xylem, Inc./NY	2,080	216,341
		6,905,811
Media - 0.9%
Charter Communications, Inc., Class A*	1,239	476,160
Comcast Corp., Class A	49,702	1,955,774
Fox Corp., Class A	3,493	118,552
Fox Corp., Class B	1,605	50,879
Liberty Broadband Corp., Class A*	185	16,580
Liberty Broadband Corp., Class C*	1,381	123,986
Liberty Media Corp.-Liberty SiriusXM	856	34,771
Liberty Media Corp.-Liberty SiriusXM*	1,756	70,767
Omnicom Group, Inc.	2,351	202,162
Paramount Global, Class B	5,808	134,513
Sirius XM Holdings, Inc.††	8,042	46,563
Trade Desk, Inc. (The), Class A*	5,130	260,091
		3,490,798

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF January 31, 2023 (Unaudited)

Investments	Shares	Value
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	16,465	$734,668
Newmont Corp.	9,133	483,410
Nucor Corp.	2,957	499,792
Southern Copper Corp.	981	73,781
Steel Dynamics, Inc.	1,922	231,870
		2,023,521
Multiline Retail - 0.5%
Dollar General Corp.	2,597	606,659
Dollar Tree, Inc.*	2,424	364,036
Target Corp.	5,297	911,826
		1,882,521
Multi-Utilities - 0.8%
Ameren Corp.	2,977	258,612
CenterPoint Energy, Inc.	7,240	218,069
CMS Energy Corp.	3,348	211,560
Consolidated Edison, Inc.	4,087	389,532
Dominion Energy, Inc.	9,604	611,198
DTE Energy Co.	2,231	259,621
Public Service Enterprise Group, Inc.	5,743	355,664
Sempra Energy	3,617	579,914
WEC Energy Group, Inc.	3,635	341,654
		3,225,824
Oil, Gas & Consumable Fuels - 4.6%
APA Corp.	3,700	164,021
Cheniere Energy, Inc.	2,865	437,743
Chevron Corp.	20,491	3,565,845
ConocoPhillips	14,355	1,749,444
Coterra Energy, Inc.	9,078	227,222
Devon Energy Corp.	7,527	476,007
Diamondback Energy, Inc.	2,025	295,893
EOG Resources, Inc.	6,769	895,200
EQT Corp.	4,233	138,292
Exxon Mobil Corp.	47,444	5,503,979
Hess Corp.	3,191	479,161
Kinder Morgan, Inc.	22,765	416,600
Marathon Oil Corp.	7,298	200,476
Marathon Petroleum Corp.	5,400	694,008
Occidental Petroleum Corp.	8,380	542,940
ONEOK, Inc.	5,144	352,261
Phillips 66	5,441	545,569
Pioneer Natural Resources Co.	2,735	630,007
Targa Resources Corp.	2,601	195,127
Texas Pacific Land Corp.	72	143,701
Valero Energy Corp.	4,441	621,873
Williams Cos, Inc. (The)	14,035	452,488
		18,727,857
Investments	Shares	Value
Personal Products - 0.2%
Estee Lauder Cos, Inc. (The), Class A	2,665	$738,418
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	24,498	1,779,780
Eli Lilly & Co.	9,085	3,126,603
Johnson & Johnson	30,119	4,922,046
Merck & Co., Inc.	29,211	3,137,554
Pfizer, Inc.	64,661	2,855,430
Royalty Pharma plc, Class A	4,269	167,302
Viatris, Inc.	13,964	169,802
Zoetis, Inc., Class A	5,369	888,516
		17,047,033
Professional Services - 0.4%
CoStar Group, Inc.*	4,682	364,729
Equifax, Inc.	1,411	313,524
Jacobs Solutions, Inc.	1,467	181,248
Leidos Holdings, Inc.	1,572	155,376
TransUnion	2,219	159,213
Verisk Analytics, Inc., Class A	1,804	327,949
		1,502,039
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	3,641	311,342
Road & Rail - 1.0%
CSX Corp.	24,223	748,975
JB Hunt Transport Services, Inc.	954	180,354
Norfolk Southern Corp.	2,669	656,067
Old Dominion Freight Line, Inc.	1,041	346,903
Uber Technologies, Inc.*	22,976	710,648
Union Pacific Corp.	7,084	1,446,481
		4,089,428
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc.*	18,573	1,395,761
Analog Devices, Inc.	5,927	1,016,303
Applied Materials, Inc.	9,908	1,104,643
Broadcom, Inc.	4,667	2,730,241
Enphase Energy, Inc.*	1,565	346,460
Entegris, Inc.	1,714	138,337
First Solar, Inc.*	1,143	202,997
Intel Corp.	47,541	1,343,509
KLA Corp.	1,636	642,097
Lam Research Corp.	1,570	785,157
Marvell Technology, Inc.	9,820	423,733
Microchip Technology, Inc.	6,335	491,723
Micron Technology, Inc.	12,523	755,137
Monolithic Power Systems, Inc.	516	220,105
NVIDIA Corp.	28,684	5,603,992

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF January 31, 2023 (Unaudited)

Investments	Shares	Value
NXP Semiconductors NV	2,984	$549,981
ON Semiconductor Corp.*	4,978	365,634
Qorvo, Inc.*	1,165	126,589
QUALCOMM, Inc.	12,915	1,720,407
Skyworks Solutions, Inc.	1,849	202,780
SolarEdge Technologies, Inc.*	646	206,158
Teradyne, Inc.	1,798	182,857
Texas Instruments, Inc.	10,458	1,853,262
		22,407,863
Software - 8.9%
Adobe, Inc.*	5,358	1,984,282
ANSYS, Inc.*	1,002	266,893
Aspen Technology, Inc.*	332	65,985
Atlassian Corp., Class A*	1,709	276,209
Autodesk, Inc.*	2,490	535,748
Bill.com Holdings, Inc.*	1,096	126,720
Cadence Design Systems, Inc.*	3,158	577,377
Crowdstrike Holdings, Inc., Class A*	2,473	261,891
Datadog, Inc., Class A*	2,854	213,508
DocuSign, Inc., Class A*	2,314	140,321
Fair Isaac Corp.*	288	191,794
Fortinet, Inc.*	7,470	390,980
Gen Digital, Inc.	6,682	153,753
HubSpot, Inc.*	559	193,979
Intuit, Inc.	3,248	1,372,832
Microsoft Corp.	85,871	21,279,693
Oracle Corp.	17,706	1,566,273
Palantir Technologies, Inc., Class A*	20,265	157,662
Palo Alto Networks, Inc.*	3,457	548,418
Paycom Software, Inc.*	559	181,082
PTC, Inc.*	1,221	164,688
Roper Technologies, Inc.	1,224	522,342
Salesforce, Inc.*	11,520	1,935,014
ServiceNow, Inc.*	2,325	1,058,177
Splunk, Inc.*	1,724	165,107
Synopsys, Inc.*	1,758	621,893
Tyler Technologies, Inc.*	478	154,284
Unity Software, Inc.*	2,804	99,598
VMware, Inc., Class A*	2,394	293,193
Workday, Inc., Class A*	2,312	419,466
Zoom Video Communications, Inc., Class A*	2,547	191,025
Zscaler, Inc.*	971	120,559
		36,230,746
Investments	Shares	Value
Specialty Retail - 2.3%
AutoZone, Inc.*	219	$534,108
Best Buy Co., Inc.	2,308	204,766
Burlington Stores, Inc.*	752	172,832
CarMax, Inc.*	1,822	128,360
Home Depot, Inc. (The)	11,793	3,822,938
Lowe’s Cos, Inc.	7,148	1,488,572
O’Reilly Automotive, Inc.*	721	571,284
Ross Stores, Inc.	3,997	472,405
TJX Cos, Inc. (The)	13,376	1,094,959
Tractor Supply Co.	1,272	290,003
Ulta Beauty, Inc.*	589	302,722
		9,082,949
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	172,251	24,854,098
Dell Technologies, Inc., Class C	2,986	121,291
Hewlett Packard Enterprise Co.	14,810	238,885
HP, Inc.	10,199	297,199
NetApp, Inc.	2,502	165,707
Seagate Technology Holdings plc	2,217	150,268
Western Digital Corp.*	3,658	160,769
		25,988,217
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc.*	1,335	409,685
NIKE, Inc., Class B	14,509	1,847,431
VF Corp.	3,799	117,541
		2,374,657
Tobacco - 0.7%
Altria Group, Inc.	20,641	929,671
Philip Morris International, Inc.	17,858	1,861,518
		2,791,189
Trading Companies & Distributors - 0.2%
Fastenal Co.	6,595	333,377
United Rentals, Inc.*	800	352,760
WW Grainger, Inc.	520	306,530
		992,667
Water Utilities - 0.1%
American Water Works Co., Inc.	2,097	328,160
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	6,878	1,026,954
Total Common Stocks
(Cost $427,445,836)		400,542,249
Securities Lending Reinvestment†††
Money Market Fund - 0.0%†
Fidelity Investments Money Market
Treasury Portfolio – Institutional
Class, 4.24%††††
(Cost $121,200)	121,200	121,200

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF January 31, 2023 (Unaudited)

Investments	Principal	Value
Short-Term Investments - 0.1%
Time Deposit - 0.1%
Citibank, New York 3.68% 2/1/2023
(Cost $224,029)	$224,029	$224,029
Total Investments - 99.9%
(Cost $427,791,065)		$400,887,478
Other Assets Less Liabilities – 0.1%		211,508
Net Assets - 100.0%		$401,098,986

*	Non-income producing security.
†	Represents less than 0.05%.
††	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 was $117,651, collateralized in the form of cash with a value of $121,200 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $121,200.
†††	The security was purchased with cash collateral held from securities on loan at January 31, 2023. The total value of securities purchased was $121,200.
††††	7-day net yield.

Futures Contracts Purchased

Engine No. 1 Transform 500 ETF had the following open long futures contracts as of January 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	27	3/17/2023	USD	$552,150	$21,276

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF January 31, 2023 (Unaudited)

The following is a summary of the valuations as of January 31, 2023 for the Fund based upon the three levels defined above:

Engine No. 1 Transform 500 ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$400,542,249	$-	$-	$400,542,249
Money Market Fund	121,200	-	-	121,200
Short-Term Investments
Time Deposit	224,029	-	-	224,029
Total Investments	$400,887,478	$-	$-	$400,887,478
Other Financial Instruments
Assets
Futures Contracts**	$21,276	$-	$-	$21,276
Total Other Financial Instruments	$21,276	$-	$-	$21,276

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Futures Contracts Purchased.

Schedule of Investments Engine No. 1 Transform Climate ETF January 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 93.5%
Aerospace & Defense - 9.1%
Airbus SE ADR	134,179	$4,202,486
Safran S.A. ADR	117,831	4,228,955
		8,431,441
Automobiles - 9.5%
General Motors Co.	159,042	6,253,532
Tesla, Inc.*	14,774	2,559,152
		8,812,684
Building Products - 1.7%
Trane Technologies plc	8,618	1,543,656
Chemicals - 6.7%
Livent Corp.*	240,020	6,221,318
Commercial Services & Supplies - 13.4%
Republic Services, Inc., Class A	57,612	7,191,130
Waste Management, Inc.	34,314	5,309,405
		12,500,535
Construction & Engineering - 4.2%
WillScot Mobile Mini Holdings Corp.*	80,757	3,913,484
Electrical Equipment - 5.9%
Rockwell Automation, Inc.	19,549	5,513,404
Machinery - 16.6%
Caterpillar, Inc.	11,874	2,995,691
Deere & Co.	10,409	4,401,343
Epiroc AB ADR	207,469	4,026,973
Sandvik AB ADR	198,663	4,106,365
		15,530,372
Oil, Gas & Consumable Fuels - 11.6%
ConocoPhillips	49,508	6,033,540
Occidental Petroleum Corp.	43,809	2,838,385
Pioneer Natural Resources Co.	8,154	1,878,274
		10,750,199
Road & Rail - 7.7%
Canadian Pacific Railway Ltd.	43,680	3,446,352
Union Pacific Corp.	18,170	3,710,132
		7,156,484
Semiconductors & Semiconductor Equipment - 7.1%
Applied Materials, Inc.	44,040	4,910,019
Enphase Energy, Inc.*	3,334	738,081
SolarEdge Technologies, Inc.*	3,097	988,346
		6,636,446
Total Common Stocks
(Cost $83,480,601)		87,010,023
Investments	Principal	Value
Short-Term Investments - 4.0%
Time Deposit - 4.0%
Citibank, New York 3.68% 2/1/2023
(Cost $3,740,612)	$3,740,612	$3,740,612
Total Investments - 97.5%
(Cost $87,221,213)		$90,750,635
Other Assets Less Liabilities – 2.5%		2,286,764
Net Assets - 100.0%		$93,037,399

*	Non-income producing security.

Engine No. 1 Transform Climate ETF invested, as a percentage of net assets, in the following countries of January 31, 2023:

United States	69.3%
France	9.1%
Sweden	8.7%
Canada	3.7%
Ireland	1.6%
Israel	1.1%
Other(1)	6.5%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

Schedule of Investments (continued) Engine No. 1 Transform Climate ETF January 31, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2023 for the Fund based upon the three levels defined above:

Engine No. 1 Transform Climate ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$87,010,023	$-	$-	$87,010,023
Short-Term Investments
Time Deposit	3,740,612	-	-	3,740,612
Total Investments	$90,750,635	$-	$-	$90,750,635

*	Please refer to the Schedule of Investments to view securities segregated by industry type.